TAXATION, Movements in Net Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		$ (6,769)	$ (2,925)	$ 30,102
Recognized in profit or loss		6,140	(3,844)	(35,121)
Charged to invested capital	[1]			2,094
Balance at the end		(629)	(6,769)	(2,925)
Tax Losses Carried Forward [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		4,324	4,362	23,592
Recognized in profit or loss		(4,188)	(38)	(21,324)
Charged to invested capital	[1]			2,094
Balance at the end		136	4,324	4,362
Share-Based Payments [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		2,672	0
Recognized in profit or loss		901	2,672
Balance at the end		3,573	2,672	0
Accrued Expenses [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning			0	704
Recognized in profit or loss				(704)
Charged to invested capital	[1]			0
Balance at the end				0
Deferred Revenue [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		0
Recognized in profit or loss		4,184
Balance at the end		4,184	0
Property, Plant and Equipment, Intangible Assets and Right-of-use Assets [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		(13,765)
Recognized in profit or loss		5,243
Balance at the end		(8,522)	(13,765)
Property, Plant and Equipment [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		$ (13,765)	(7,287)	5,806
Recognized in profit or loss			(6,478)	(13,093)
Charged to invested capital	[1]			0
Balance at the end			$ (13,765)	$ (7,287)

[1]	Deferred tax assets charged to invested capital is due to the Group recognizing deferred tax assets related to tax losses carried forward based on the tax losses available to the individual legal entities within the Group during the Carve-out Period, which creates differences between the income tax benefit or expense determined based on the operation results of the Bitdeer Business.